Expense Example - FidelityInternationalValueFund-AMCIZPRO - FidelityInternationalValueFund-AMCIZPRO - Fidelity International Value Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor International Value Fund - Class A
Expense Example:
1 year	$ 700
3 years	990
5 years	1,307
10 years	2,203
Fidelity Advisor International Value Fund - Class C
Expense Example:
1 year	308
3 years	674
5 years	1,173
10 years	2,351
Fidelity Advisor International Value Fund - Class M
Expense Example:
1 year	502
3 years	851
5 years	1,230
10 years	2,291
Fidelity Advisor International Value Fund - Class I
Expense Example:
1 year	107
3 years	341
5 years	596
10 years	1,324
Fidelity Advisor International Value Fund - Class Z
Expense Example:
1 year	92
3 years	294
5 years	515
10 years	$ 1,150